Non-Operating Income (Expenses), Net - Schedule of Non-Operating Income (Expenses), Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Non-Operating Income (Expenses), Net [Abstract]
Dividend income from marketable securities	$ 1,822	$ 1,506	$ 1,093
Interest income from bank deposits	1,052	669	282
Unrealized (loss) gain from marketable securities	3,163	952	(3,973)
Realized gain from sales of marketable securities	1,470		581
Rental income, net of depreciation charges	386	498	1,328
Others	93	409	116
Non-operating (expenses) income, net	$ 7,986	$ 4,034	$ (573)